Long-term debt, Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance	$ 6,682,672,814	$ 5,563,175,004
Payments	(6,019,515,831)	(272,136,923)
Interest paid	(226,949,344)	(286,015,329)
Interest paid and capitalized (see note 7)	(303,443,168)	(275,133,471)
Proceeds from loans	8,964,217,491	2,116,176,076
Accrued interest	742,053,537	601,125,111
Amortization of cost to obtain loans and commissions	66,392,459	8,106,066
Costs to obtain loans and commissions	(265,689,972)	(37,075,869)
Total changes from financing cash flows	9,639,737,986	7,418,220,665
Effect on changes in foreign exchange rates	1,534,462,440	(735,547,851)
Ending balance	$ 11,174,200,426	$ 6,682,672,814